CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 1,095	$ 1,359
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,506	852
Amortization of premiums and discounts on securities, net	932	808
Depreciation and amortization	588	607
Deferred income taxes	(124)	0
FHLB stock dividend	(2)	(3)
Gain on securities	(245)	(5)
(Gain) loss on sale/disposal of other assets	(128)	184
Changes in:
Interest receivable	(144)	177
Cash value of life insurance, net	(116)	(111)
Other assets	(1,507)	(629)
Interest payable	(178)	(107)
Other liabilities	3,377	1,565
Net cash provided by operating activities	5,054	4,697
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of securities available-for-sale	(39,833)	(55,029)
Purchases of securities held-to-maturity	(16,273)	(14,568)
Proceeds from maturities and calls of securities available-for-sale	21,624	34,788
Proceeds from maturities and calls of securities held-to-maturity	3,620	5,145
Sales of securities available-for-sale	3,832	0
Additions to premises and equipment	(61)	(69)
Proceeds from sale of other assets	882	1,083
Purchase of bank-owned life insurance	(6)	0
Changes in:
(Increase) decrease in loans	(2,670)	4,286
Federal funds sold	17,000	4,885
Certificates of deposits with other banks	240	0
Net cash used in investing activities	(11,645)	(19,479)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid on preferred stock	(179)	(458)
Changes in:
Deposits	20,276	36,739
Reissuance of treasury stock	2	0
Repayment of debt	(2,247)	(2,390)
Proceeds from issuance of debt	704	140
Net cash provided by financing activities	18,556	34,031
Net increase in cash and cash equivalents	11,965	19,249
Cash and cash equivalents at beginning of period	15,264	17,045
Cash and cash equivalents at end of period	27,229	36,294
Cash paid during the period for:
Interest	1,774	2,258
Income taxes	176	0
Noncash activities:
Transfer of loans to other real estate and repossessed inventory	$ 1,022	$ 1,492